Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.8%)
Brazil (8.5%)
	Petroleo Brasileiro SA ADR (XNYS)	939,550	10,899
	Vale SA Class B ADR	530,610	9,912
	Ambev SA	2,374,266	6,389
	Cia Energetica de Minas Gerais Preference Shares	2,605,565	5,882
	Banco Bradesco SA ADR	1,459,457	4,072
	Itau Unibanco Holding SA Preference Shares	698,900	3,487
	Banco Bradesco SA Preference Shares	1,129,700	3,120
*	Centrais Eletricas Brasileiras SA	372,418	2,982
	Itau Unibanco Holding SA ADR	583,047	2,904
	B3 SA - Brasil Bolsa Balcao	1,086,700	2,774
	Raizen SA Preference Shares	3,889,635	2,521
	Cia de Saneamento Basico do Estado de Sao Paulo	223,547	2,451
	Neoenergia SA	763,100	2,264
	Petroleo Brasileiro SA ADR	183,700	1,896
*,1	Azul SA ADR	179,405	1,267
	Petroleo Brasileiro SA	206,273	1,197
	TIM SA	480,600	1,116
	Localiza Rent a Car SA (BVMF)	89,527	1,044
*	Magazine Luiza SA	624,420	545
	Raia Drogasil SA	94,970	465
*,2	Hapvida Participacoes e Investimentos SA	403,162	409
*	BR Properties SA	62,300	74
			67,670
Canada (1.1%)
	First Quantum Minerals Ltd.	157,475	3,654
	Lundin Mining Corp.	362,492	2,744
	Parex Resources Inc.	116,903	1,990
*	Valeura Energy Inc.	264,800	533
			8,921
China (30.5%)
	Tencent Holdings Ltd.	561,929	27,382
*	Alibaba Group Holding Ltd.	1,870,105	25,711
	Ping An Insurance Group Co. of China Ltd. Class H	1,299,027	10,090
	China Merchants Bank Co. Ltd. Class H	1,324,289	8,590
*,2	Meituan Class B	352,627	7,883
	China Overseas Land & Investment Ltd.	2,178,190	5,882
*	Trip.com Group Ltd. ADR	154,175	5,667
	Zijin Mining Group Co. Ltd. Class H	3,380,446	5,591
	China Construction Bank Corp. Class H	8,367,539	5,416
	JD.com Inc. Class A	167,920	4,986
*	Baidu Inc. Class A	283,150	4,760
	Aluminum Corp. of China Ltd. Class H	8,603,233	4,598

		Shares	Market Value ($000)
	Anhui Conch Cement Co. Ltd. Class H	1,180,655	4,482
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	60,573	4,202
[2]	Ganfeng Lithium Co. Ltd. Class H	445,317	4,067
	China Tourism Group Duty Free Corp. Ltd. Class A	122,749	3,887
[2]	WuXi AppTec Co. Ltd. Class H	282,352	3,669
	Geely Automobile Holdings Ltd.	2,260,170	3,667
	Midea Group Co. Ltd. Class A	424,086	3,480
	GF Securities Co. Ltd. Class H	1,948,400	3,191
	China Longyuan Power Group Corp. Ltd. Class H	2,191,350	3,025
	ANTA Sports Products Ltd.	189,013	2,867
	ENN Energy Holdings Ltd.	188,841	2,845
*	China Tourism Group Duty Free Corp. Ltd. Class A (XHKG)	94,746	2,608
*	KE Holdings Inc. ADR	126,046	2,312
*	Shanghai International Airport Co. Ltd. Class A	253,157	2,274
	Li Ning Co. Ltd.	229,768	2,271
*	Baidu Inc. ADR	16,794	2,262
	Haier Smart Home Co. Ltd. Class H	608,000	2,242
	Nine Dragons Paper Holdings Ltd.	2,346,888	2,104
	Contemporary Amperex Technology Co. Ltd. Class A	30,300	2,102
*	Brilliance China Automotive Holdings Ltd.	3,480,000	2,067
	Weichai Power Co. Ltd. Class H	1,362,349	2,057
[2]	Pharmaron Beijing Co. Ltd. Class H	277,984	2,038
*	CITIC Securities Co. Ltd. Class H	887,054	2,029
	Ping An Bank Co. Ltd. Class A (XSHE)	833,329	1,857
	Muyuan Foods Co. Ltd.Class A	240,969	1,784
	Sinoma Science & Technology Co. Ltd. Class A	476,600	1,758
	Ping An Bank Co. Ltd. Class A	768,940	1,714
*	China Resources Beer Holdings Co. Ltd.	223,800	1,685
*	Midea Group Co. Ltd. Class A (XSEC)	198,594	1,630
*	CIMC Enric Holdings Ltd.	1,372,000	1,540
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	431,354	1,537
	Xtep International Holdings Ltd.	1,125,391	1,501
*	XPeng Inc. Class A	273,152	1,438
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	208,687	1,435
	Minth Group Ltd.	474,000	1,391
*	Air China Ltd. Class H	1,521,596	1,358
	Bank of Ningbo Co. Ltd. Class A	278,100	1,355
	Shenzhou International Group Holdings Ltd.	105,500	1,329
*	BeiGene Ltd.	66,950	1,316
*	Alibaba Group Holding Ltd. ADR	11,001	1,212
	Yunnan Energy New Material Co. Ltd. Class A	51,300	1,191
*	Trip.com Group Ltd.	31,328	1,152
*	Zai Lab Ltd.	267,400	1,118
*	Tencent Music Entertainment Group ADR	132,550	1,112
	Suofeiya Home Collection Co. Ltd. Class A	354,790	1,104
*	Daqo New Energy Corp. ADR	24,172	1,100
	Industrial & Commercial Bank of China Ltd. Class H	2,051,369	1,097
[2]	CSC Financial Co. Ltd. Class H	1,053,157	1,092
	NetEase Inc.	60,401	1,072
	China National Building Material Co. Ltd. Class H	1,166,093	1,070
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	139,600	1,021
*	KE Holdings Inc. Class A	161,670	988
	China Pacific Insurance Group Co. Ltd. Class H	339,522	933
	Glodon Co. Ltd. Class A (XSHE)	95,300	924
*,2	Haidilao International Holding Ltd.	328,000	894
*,2	Kuaishou Technology	95,900	844
	Anker Innovations Technology Co. Ltd. Class A	80,600	788
	Baoshan Iron & Steel Co. Ltd. Class A	854,600	783

		Shares	Market Value ($000)
	Lufax Holding Ltd. ADR	245,187	748
*	Great Wall Motor Co. Ltd. Class H	512,000	723
*	XPeng Inc. ADR Class A	65,322	695
	China Yangtze Power Co. Ltd. Class A	218,700	674
*	Kingdee International Software Group Co. Ltd.	291,575	636
	Suofeiya Home Collection Co. Ltd. Class A (XSHE)	197,245	614
	Proya Cosmetics Co. Ltd. Class A	23,782	582
	China Railway Group Ltd. Class A	686,900	581
*	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,800	567
	China Oilfield Services Ltd. Class H	466,508	565
*	Yatsen Holding Ltd. ADR	327,985	531
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	594,200	513
	JD.com Inc. ADR	8,281	493
	Yihai International Holding Ltd.	123,690	440
	Sany Heavy Industry Co. Ltd. Class A	169,100	440
	CSPC Pharmaceutical Group Ltd.	381,199	435
	WuXi AppTec Co. Ltd. Class A	30,300	421
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	246,318	409
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	8,100	400
*	New Oriental Educatio Sp ADR	9,351	399
	Dongfeng Motor Group Co. Ltd. Class H	654,000	390
*	Wushang Group Co. Ltd. Class A	231,300	376
	Zhejiang HangKe Technology Inc. Co Class A	48,134	361
*	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	108,000	348
*	Tsingtao Brewery Co. Ltd. Class H	36,000	348
*,2	Wuxi Biologics Cayman Inc.	40,500	338
	China Vanke Co. Ltd. Class H	156,700	317
*,2	Remegen Co. Ltd. Class H	37,859	306
*	Grand Baoxin Auto Group Ltd.	5,295,500	302
*	H World Group Ltd. ADR	6,293	299
	Country Garden Services Holdings Co. Ltd.	95,940	259
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	27,170	229
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	15,716	206
[2]	Longfor Group Holdings Ltd.	56,500	187
[2]	Asymchem Laboratories Tianjin Co. Ltd. Class H	11,491	184
*	Microport Scientific Corp.	57,246	180
*	Vnet Group Inc. ADR	27,668	163
*	Aluminum Corp of China Ltd. Class A	206,494	163
	Amoy Diagnostics Co. Ltd. Class A	37,094	158
*	GDS Holdings Ltd. ADR	5,266	123
	Asymchem Laboratories Tianjin Co. Ltd. Class A	5,160	123
*	Poly Developments and Holdings Group Co. Ltd. Class A	52,100	121
	Jinyu Bio-Technology Co. Ltd. Class A	72,700	115
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (XSHE)	2,300	114
*,2	China Tourism Group Duty Free Corp. Ltd. Class H	3,400	104
	NetEase Inc. ADR	1,127	100
*,2	Venus MedTech Hangzhou Inc. Class H	48,977	96
*	Country Garden Holdings Co. Ltd.	182,000	68
	Yifeng Pharmacy Chain Co. Ltd. Class A	4,300	36
	Amoy Diagnostics Co. Ltd. Class A (XSHE)	3,380	14
*,3	Tianhe Chemicals Group Ltd.	4,142,000	—
			243,421
Czech Republic (0.2%)
	Komercni banka A/S	36,973	1,248
Egypt (0.0%)
	Commercial International Bank Egypt SAE GDR (Registered)	2	—

		Shares	Market Value ($000)
Greece (0.6%)
*	Alpha Services and Holdings SA	2,933,294	3,996
	Hellenic Telecommunications Organization SA	75,716	1,194
			5,190
Hong Kong (4.3%)
	Galaxy Entertainment Group Ltd.	1,469,572	10,230
	Pacific Basin Shipping Ltd.	18,738,846	6,613
	Yue Yuen Industrial Holdings Ltd.	2,572,000	4,219
*	Sands China Ltd.	904,652	3,392
	Lenovo Group Ltd.	3,878,000	3,110
	AIA Group Ltd.	170,050	1,923
	Orient Overseas International Ltd.	102,814	1,709
	VTech Holdings Ltd.	251,900	1,665
*	Melco Resorts & Entertainment Ltd. ADR	65,497	895
	Kerry Properties Ltd.	70,500	179
*	Wharf Holdings Ltd.	50,500	132
			34,067
Hungary (1.0%)
	OTP Bank Nyrt	239,520	7,217
	MOL Hungarian Oil & Gas plc	98,902	739
			7,956
India (8.9%)
	Reliance Industries Ltd.	594,129	17,139
	Housing Development Finance Corp. Ltd.	168,003	5,408
	Larsen & Toubro Ltd.	200,291	5,214
	Shriram Finance Ltd.	317,842	5,014
	UltraTech Cement Ltd.	46,519	4,038
	ICICI Bank Ltd. ADR	188,831	3,933
	Bharti Airtel Ltd (XNSE)	383,635	3,615
	Tata Consultancy Services Ltd.	84,352	3,482
	Axis Bank Ltd.	297,672	3,181
	Aurobindo Pharma Ltd.	524,778	2,624
	State Bank of India	377,274	2,562
	Tech Mahindra Ltd.	199,796	2,495
[2]	HDFC Life Insurance Co. Ltd.	320,806	2,273
	Kotak Mahindra Bank Ltd.	93,725	1,990
	Mahindra & Mahindra Ltd.	84,111	1,422
[2]	SBI Life Insurance Co. Ltd.	75,088	1,121
	Power Grid Corp. of India Ltd.	388,588	1,031
	UPL Ltd.	81,011	751
	Piramal Enterprises Ltd.	66,542	701
	ICICI Bank Ltd.	55,389	567
*	Zomato Ltd.	843,765	517
	Apollo Hospitals Enterprise Ltd.	7,870	411
*	Tata Steel Ltd.	241,346	355
*	Piramal Pharma Ltd.	266,168	341
	Bharat Electronics Ltd.	280,379	326
	Dabur India Ltd.	41,521	284
*	Fortis Healthcare Ltd.	77,009	266
	Bharti Airtel Ltd.	31,391	150
			71,211
Indonesia (2.4%)
	Bank Rakyat Indonesia Persero Tbk PT	35,365,469	10,846
	Bank Mandiri Persero Tbk PT	5,224,000	3,481
	Semen Indonesia Persero Tbk PT	4,350,200	2,155
	Bank Central Asia Tbk PT	2,726,555	1,547
	Aneka Tambang Tbk	3,041,700	471

		Shares	Market Value ($000)
	Telkom Indonesia Persero Tbk PT	1,181,837	305
			18,805
Japan (0.1%)
*	Universal Entertainment Corp.	44,900	854
Kenya (0.1%)
	Equity Group Holdings plc	2,773,114	981
Mexico (1.4%)
	Grupo Financiero Banorte SAB de CV Class O	731,037	6,064
	Wal-Mart de Mexico SAB de CV	521,382	2,042
*	Cemex SAB de CV ADR	308,447	1,647
	Qualitas Controladora SAB de CV	158,044	872
	Grupo Mexico SAB de CV Series B	111,763	497
	Corp. Inmobiliaria Vesta SAB de CV	96,200	263
	Orbia Advance Corp. SAB de CV	36,600	73
			11,458
Netherlands (0.1%)
	ASML Holding NV	731	484
Other (1.1%)
[4]	Vanguard FTSE Emerging Markets ETF	212,509	8,974
Philippines (0.4%)
	Bdo Unibank Inc.	1,277,114	2,881
	Ayala Land Inc.	402,300	217
			3,098
Poland (0.3%)
	KGHM Polska Miedz SA	34,440	1,126
*,2	Allegro.eu SA	147,294	1,025
			2,151
Romania (0.2%)
	Banca Transilvania SA	441,537	1,937
Russia (0.0%)
[3]	MMC Norilsk Nickel PJSC ADR	200,203	—
*,3	Sberbank of Russia PJSC	1,473,153	—
*,3	Mobile TeleSystems PJSC ADR	93,946	—
*,3	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,3	Magnit PJSC GDR (Registered)	2	—
[3]	MMC Norilsk Nickel PJSC	1,247	—
*,3	Sberbank of Russia PJSC ADR	476,234	—
*,3	LUKOIL PJSC ADR	102,385	—
[3]	Novatek PJSC GDR (Registered)	6,724	—
*,1,3	Ozon Holdings plc ADR	37,493	—
*,3	Magnit PJSC	12,527	—
*,3	Gazprom PJSC	926,846	—
			—
Saudi Arabia (0.8%)
[2]	Saudi Arabian Oil Co.	327,046	2,885
	Saudi British Bank	209,517	2,030
*	Al Rajhi Bank	79,673	1,749
			6,664
Singapore (0.6%)
	Wilmar International Ltd.	1,612,000	5,012
South Africa (2.4%)
	Sasol Ltd.	340,353	6,183
	AngloGold Ashanti Ltd. ADR	262,413	5,516

		Shares	Market Value ($000)
	Impala Platinum Holdings Ltd.	188,268	2,183
	FirstRand Ltd.	315,005	1,171
*	Discovery Ltd.	126,383	1,005
	Naspers Ltd. Class N	4,532	876
	Thungela Resources Ltd.	51,656	671
	Sibanye Stillwater Ltd.	194,072	513
	Gold Fields Ltd.	44,939	512
	Harmony Gold Mining Co. Ltd.	113,051	403
			19,033
South Korea (6.8%)
	Samsung Electronics Co. Ltd.	294,930	14,691
	SK Hynix Inc.	79,480	5,750
	LG Chem Ltd.	9,226	5,207
	POSCO Holdings Inc.	18,626	4,577
	Hankook Tire & Technology Co. Ltd.	136,687	3,607
	DB Insurance Co. Ltd.	61,070	3,255
	Samsung SDI Co. Ltd.	5,734	3,213
	Samsung Electronics Co. Ltd. Preference Shares	71,045	3,188
	Hyundai Motor Co.	23,196	3,162
	Hana Financial Group Inc.	59,206	2,352
	Shinhan Financial Group Co. Ltd.	53,870	1,822
	KB Financial Group Inc.	26,800	1,221
	Doosan Bobcat Inc.	34,525	980
	NAVER Corp.	4,531	753
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,707	565
*	WONIK IPS Co. Ltd.	2,230	56
			54,399
Taiwan (10.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,837,987	50,081
	Hon Hai Precision Industry Co. Ltd.	2,541,685	8,476
	MediaTek Inc.	216,555	5,232
	Compal Electronics Inc.	6,334,000	4,782
	Lite-On Technology Corp.	1,878,000	4,173
	Elite Material Co. Ltd.	504,000	3,061
*	United Microelectronics Corp.	1,429,926	2,340
	United Integrated Services Co. Ltd.	328,000	2,265
*	Nanya Technology Corp.	770,000	1,496
	Chroma ATE Inc.	239,000	1,483
	E Ink Holdings Inc.	222,000	1,288
	Airtac International Group	32,783	1,121
	ASPEED Technology Inc.	11,553	818
*	Silergy Corp.	12,000	244
			86,860
Thailand (3.3%)
	PTT Exploration & Production PCL	1,046,400	5,462
	SCB X PCL NVDR	1,316,300	4,169
	Charoen Pokphand Foods PCL	5,714,700	4,091
	Kasikornbank PCL	698,907	3,083
	CP ALL PCL	1,240,294	2,505
	Bangkok Bank PCL NVDR	469,100	2,262
	Kasikornbank PCL NVDR	502,279	2,215
	Bangkok Bank PCL (Registered)	215,800	1,041
*	Thai Life Insurance PCL	1,369,511	561
	Bangkok Dusit Medical Services PCL Class F	473,600	428
	Central Pattana PCL	95,670	207
			26,024

		Shares	Market Value ($000)
Turkey (0.2%)
	Akbank TAS	1,691,388	1,533
United Arab Emirates (0.5%)
[3]	Abu Dhabi Commercial Bank PJSC	1,508,969	3,461
	Emaar Properties PJSC	124,794	189
			3,650
United Kingdom (1.5%)
	Standard Chartered plc	733,376	6,160
	Fresnillo plc	197,701	2,008
	Anglo American plc	29,870	1,288
*,2	Network International Holdings plc	361,881	1,175
*	Centamin plc	290,798	399
*	Polymetal International plc	121,016	350
	Hikma Pharmaceuticals plc	16,094	340
			11,720
United States (4.2%)
*	MercadoLibre Inc.	5,584	6,598
	Credicorp Ltd.	46,271	6,214
	Freeport-McMoRan Inc.	124,296	5,546
	Cognizant Technology Solutions Corp. Class A	51,280	3,423
*	Coupang Inc.	128,048	2,163
*	Flex Ltd.	84,985	1,984
*	Copa Holdings SA Class A	18,416	1,696
*	Sea Ltd. ADR	21,809	1,406
	Ternium SA ADR	24,907	1,005
*	PagSeguro Digital Ltd. Class A	85,754	865
	Patria Investments Ltd. Class A	54,812	846
*	Afya Ltd. Class A	41,813	639
*	MakeMyTrip Ltd.	20,910	606
*	StoneCo. Ltd. Class A	18,159	203
*,3	Yandex NV Class A	11,746	—
			33,194
Vietnam (0.4%)
	Vietnam Dairy Products JSC	1,049,100	3,454
Total Common Stocks (Cost $699,931)			739,969

		Shares	Market Value ($000)
Temporary Cash Investments (6.7%)
Money Market Fund (6.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.437% (Cost $53,309)	533,215	53,316
Total Investments (99.5%) (Cost $753,240)			793,285
Other Assets and Liabilities—Net (0.5%)			3,905
Net Assets (100%)			797,190
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,048,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $30,796,000, representing 3.9% of net assets.
3	Security value determined using significant unobservable inputs.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $1,669,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	March 2023	780	40,739	1,746
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	121,243	—	—	121,243
Common Stocks—Other	36,534	578,731	3,461	618,726
Temporary Cash Investments	53,316	—	—	53,316
Total	211,093	578,731	3,461	793,285
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,746	—	—	1,746
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	5,342	5,838	3,442	(81)	1,317	128	—	8,974
Vanguard Market Liquidity Fund	27,141	NA1	NA1	2	2	382	—	53,316
Total	32,483	5,838	3,442	(79)	1,319	510	—	62,290
1	Not applicable—purchases and sales are for temporary cash investment purposes.